Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000018565 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	62.40%
C000018565 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	8.70%
C000018565 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000018565 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	8.70%
C000018567 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	62.40%
C000018567 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	8.70%
C000018567 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000018567 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	8.70%
C000018564 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	62.40%
C000018564 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	8.70%
C000018564 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	20.20%
C000018564 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	8.70%